OPERATING SEGMENTS - Geographical Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographical areas [line items]
Revenue	$ 6,761.3	$ 5,136.6
Non-current assets	18,384.5	16,900.8
Canada
Disclosure of geographical areas [line items]
Revenue	2,676.9	1,961.8
Non-current assets	6,236.8	6,168.2
USA
Disclosure of geographical areas [line items]
Revenue	4,084.4	3,174.8
Non-current assets	$ 12,147.7	$ 10,732.6